Form N-1A Cover	Jun. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	true
Amendment Description	Amendment No. 57
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 01, 2026
Prospectus Date	Jun. 01, 2026